Deposits	12 Months Ended
Sep. 30, 2011
Deposits
Deposits

Note 7—Deposits

	September 30,
	2011		2010
	Amount	Weighted Average Rate	Amount	Weighted Average Rate
	(Dollars in thousands)
Demand deposits:
Non-interest bearing deposits	$17,183	—	$14,094	—
Interest bearing deposits	29,395	0.71%	32,761	0.80%

	46,578	0.45%	46,855	0.56%
Savings and club deposits	40,284	0.40%	41,320	0.40%
Certificates of deposit	107,880	1.57%	100,131	1.71%

	$194,742	1.06%	$188,306	1.14%

The scheduled maturities of certificates of deposit are as follows:

Years Ending September 30, (In thousands)
2012	$82,443
2013	4,316
2014	1,575
2015	2,892
2016	11,633
Thereafter	5,021

$107,880

The aggregate amount of certificates of deposit with balances of $100,000 or more totaled approximately $59,442,000 and $40,772,000 at September 30, 2011 and 2010, respectively. Deposits in excess of $250,000 are generally not insured by FDIC.

Interest expense on deposits consists of the following:

	Years Ended September 30,
	2011	2010
	(In thousands)
Demand deposits	$218	$288
Savings and club deposits	158	159
Certificates of deposit	1,576	1,591

	$1,952	$2,038